SHARE CAPITAL AND RESERVES	12 Months Ended
Nov. 30, 2021
SHARE CAPITAL AND RESERVES

21.  SHARE CAPITAL AND RESERVES

Authorized share capital

The Company is authorized to issue 100,000,000 common shares without par value.

The Company is authorized to issue the following preferred shares:

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

Issued share capital

Common shares

The Company had the following share issuances during the year ended November 30, 2021:

a)	On January 25, 2021, the Company issued 2,984 common shares valued at $6,953 to a consultant to settle $7,851 of outstanding accounts payable resulting in a gain of $898 which is included in gain on debt settlements (Note 16).

b)	On January 29, 2021, the Company issued 17,907 common shares valued at $46,948 to a consultant of the Company for advisory services provided to the Company.

c)	On February 12, 2021, the Company transferred 215,000 treasury shares valued at $479,450 to a creditor as full and final payment of a Forbearance Agreement (Note 18).

d)	On March 3, 2021, the Company issued 250,001 common shares valued at $372,376 in relation to the vesting of 250,001 restricted share units. As a result, the Company transferred $372,376 representing the fair value of the vested RSUs from reserves to share capital.

e)	On March 22, 2021, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 1,791,045 common shares of the Company at $3.35 per common share for total proceeds of $6,000,000. In connection with this offering, the Company paid legal fees of $69,095, agent fees of $470,000, and filing fees of $15,950.

f)	On June 9, 2021, the Company issued 39,894 common shares valued at $75,000 to a consultant for consulting services rendered during the year ended November 30, 2020 which was included in accounts payable (Note 16).

g)	On September 3, 2021, the Company issued 237,501 common shares valued at $349,127 in relation to the vesting of 237,501 restricted share units. As a result, the Company transferred $349,127 representing the fair value of the vested RSUs from reserves to share capital.

h)	On September 7, 2021 the Company closed a sale of common shares under its At-The-Market Agreement (“ATM Agreement”) through the issuance of 437,365 common shares at $2.09 per common share for gross proceeds of $915,230. The Company’s ATM Agreement allows the Company to distribute up to $6,051,342 of common shares of the Company.

i)	On September 22, 2021, the Company issued 499,996 common shares valued at $799,994 for the acquisition of 100% of the outstanding shares of IndieFlix (Note 3).

j)	During the year ended November 30, 2021, the Company issued the following for exercised stock options, warrants, and conversions:
•	issued 367,084 common shares for total proceeds of $440,501 in connection with the exercise of 367,084 share purchase warrants at $1.20 per warrant of which $440,501 was received during the year ended November 30, 2020.

•	issued 430,167 common shares for total proceeds of $752,793 in connection with the exercise of 430,167 share purchase warrants at $1.75 per warrant. As a result, the Company transferred $2,953 representing the fair value of the exercised warrants from reserves to share capital.

•	issued 990,000 common shares for total proceeds of $1,861,200 in connection with the exercise of 990,000 share purchase warrants at $1.88 per warrant. As a result, the Company transferred $221,353 representing the fair value of the exercised warrants from reserves to share capital.

•	issued 121,319 common shares valued at $423,503 in accordance with the exercise of 175,000 Cashless Warrants. As a result, the Company transferred $423,503 representing the fair value of the Cashless Warrants from derivative liabilities to share capital.

•	issued 270,000 units on the conversion of $405,000 worth of net convertible debentures. As a result, the Company transferred $49,966 from reserves to share capital representing the proportionate balance of the equity component. Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for $1.75 up to February 26, 2022 (Note 19).

•	issued 10,000 common shares for total proceeds to $19,000 in connection with the exercise of 10,000 stock options at $1.90 per option. As a result, the Company transferred $19,561 representing the fair value of the exercised options from reserves to share capital.

The Company had the following share issuances during the year ended November 30, 2020:

a)	On January 22, 2020, the Company issued 57,125 common shares valued at $112,537 to settle debt of $145,483 resulting in a gain of $32,946 which is included in gain on debt settlements.

b)	On January 22, 2020, the Company issued 11,764 common shares valued at $30,000 to a consultant of the Company for public relations services provided to the Company of which $25,000 of services were rendered during the year ended November 30, 2019 and was included in commitment to issue shares.

c)	On April 27, 2020, the Company issued 50,103 common shares valued at $130,769 to settle debt of $128,296 resulting in a loss of $2,473 which is included in gain on debt settlements.
d)	On June 8, 2020, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 2,666,672 common shares of the Company at $1.50 per common share for total proceeds of $4,000,002. Concurrent with this offering, the Company issued to the investors 1,333,334 share purchase warrants exercisable for $1.88 per common share with a maturity date of June 9, 2025 (“Cashless Warrants”). In connection with these offerings, the Company paid legal fees of $305,761, agent fees of $320,000, and issued 213,333 agent warrants with a value of $252,976 and an exercise price of $1.88 per common share with a maturity date of June 4, 2025 of which $77,280 related to the issuance of the Cashless Warrants and was expensed to professional fees.

e)	On July 29, 2020, the Company issued 29,536 common shares valued at $44,910 to a consultant of the Company for advisory services provided to the Company.

f)	On September 16, 2020, the Company issued 250,001 common shares valued at $367,501 in relation to the vesting of 250,001 restricted share units. As a result, the Company transferred $367,501 representing the fair value of the vested RSUs from reserves to share capital.

g)	On November 17, 2020, the Company issued 84,375 common shares valued at $135,000 to a consultant of the Company for services provided to the Company.

h)	During the year ended November 30, 2020, the Company issued the following for exercised stock options, warrants, and conversions:
•	issued 515,000 units on the conversion of $681,980 worth of net convertible debentures and 12,402 units on the conversion of $18,605 worth of interest on the convertible debentures. As a result, the Company transferred $95,306 from reserves to share capital representing the proportionate balance of the equity component. Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for $1.75 up to February 26, 2021.

•	issued 493,111 common shares for total proceeds of $862,944 in connection with the exercise of 493,111 share purchase warrants at $1.75 per warrant of which $78,750 was received during the year ended November 30, 2019. As a result, the Company transferred $20,240 representing the fair value of the exercised warrants from reserves to share capital.

•	issued 573,171 common shares for total proceeds of $687,805 in connection with the exercise of 573,171 share purchase warrants at $1.20 per warrant.

•	received $440,501 for the exercise of 367,084 share purchase warrants with an exercise price of $1.20 and an expiry date of August 30, 2020 which is included in commitment to issue shares. In December 2020, the shares were issued.

•	issued 53,505 common shares for total proceeds of $136,438 in connection with the exercise of 53,505 stock options at $2.55 per option. As a result, the Company transferred $100,081 representing the fair value of the exercised options from reserves to share capital.

The Company had the following share issuances during the year ended November 30, 2019:

a)	On February 28, 2019, the Company issued 113,334 common shares valued at $296,935 to settle debt of $255,000 resulting in a loss of $41,935 which is included in loss on debt settlements.

b)	On April 30, 2019, the Company issued 46,539 common shares valued at $181,156 to settle debt of $148,923 resulting in a loss of $32,233 which is included in loss on debt settlements.

c)	On April 30, 2019, the Company issued 17,222 common shares valued at $55,514 to various consultants of the Company for consulting and public relations services provided to the Company.

d)	During the year ended November 30, 2019, the Company issued the following for exercised warrants and conversions:
•	issued 158,291 common shares for total proceeds of $277,010 in connection to the exercise of 158,291 share purchase warrants with an exercise price of $1.75 per warrant.

•	issued 1,000,167 units on the conversion of $1,357,107 worth of net convertible debentures (Note 19). As a result, the Company transferred $185,122 from reserves to share capital representing the proportionate balance of the unamortized equity component. Additionally, the Company allocated $23,193 to reserves representing the value of the warrants issued. Each unit comprised of one common share and one warrant with each warrant entitling the holder to acquire one common share of the Company for $1.75 up to February 26, 2021.

Preferred shares

As at November 30, 2021, 2020, and 2019 no preferred shares were issued and outstanding.

Treasury shares

On November 27, 2019, the Company issued 215,000 common shares into treasury as security against a loan in accordance with a Forbearance Agreement (Note 18). In February 2021, the Company transferred these shares to the lender as full and final payment of the Forbearance Agreement.

Profit (loss) per share

	Year ended November 30,
	2021	2020	2019
	$	$	$
Basic and diluted loss per share attributable to the Company from continuing operations	(0.94)	(0.51)	(1.33)
Basic and diluted loss per share attributable to the Company	(0.94)	(0.60)	(1.34)
Basic and diluted loss per share attributable to the non-controlling interest	—	(0.18)	(0.01)
Weighted average number of common shares outstanding	13,629,121	7,845,300	4,255,297

Stock options

The Company does not have a formal stock option plan. The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods but generally vest immediately on grant. Options granted generally have a life of five years.

During the year ended November 30, 2019, the Company granted 461,500 stock options with a total fair value of $863,234 that vested immediately on grant.

During the year ended November 30, 2020, the Company granted 550,000 stock options with a total fair value of $753,467 that vested immediately on grant.

On January 1, 2021, the Company granted an officer of the Company 750,715 stock options with a total fair value of $861,681, an exercise price of $1.90, and a term of five years. The options will vest as follows: 107,245 on June 1, 2021, 321,735 on January 1, 2022, and 321,735 on January 1, 2023. During the year ended November 30, 2021, the Company recorded share-based compensation of $628,834 in relation to these options.

On January 14, 2021, the Company granted a consultant of the Company 321,735 stock options with a total fair value of $408,202, an exercise price of $1.90, and a term of five years. The options will vest as follows: 107,245 on January 14, 2021, 107,245 on July 14, 2021, and 107,245 on July 14, 2022. During the year ended November 30, 2021, the Company recorded share-based compensation of $351,984 in relation to these options.

On January 1, 2021, the Company repriced 932,995 stock options with an exercise price of $2.55 and 25,000 stock options with an exercise price of $2.57 to $1.90 per option. All other terms remained unchanged. During the year ended November 30, 2021, the Company recorded share-based compensation of $71,617 in relation to this repricing.

In accordance with a Termination and Mutual Release Agreement entered into with a consultant of the Company effective April 14, 2021, the Company and a consultant agreed to modify the expiry date of 50,000 options outstanding from July 23, 2025 to May 14, 2022.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the stock options granted:

	2021	2020	2019
Risk-free interest rate	0.41%	0.47%	1.82%
Dividend yield	nil	Nil	nil
Expected life	5.0 years	5.0 years	5.0 years
Volatility	105%	103%	92%
Weighted average fair value per option	$1.18	$1.37	$1.87

Stock option transactions are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Share Price on Exercise
		$	$
Balance, November 30, 2019	461,500	$2.55	—
Granted	550,000	$2.55	—
Exercised	(53,505)	$2.55	—
Balance, November 30, 2020	957,995	$2.55	—
Granted	1,072,450	$1.90	—
Exercised	(10,000)	$1.90	$2.00
Cancelled	(265,000)	$1.90	—
Balance, November 30, 2021	1,755,445	$1.90	—

A summary of the stock options outstanding and exercisable at November 30, 2021 is as follows:

Number Outstanding	Number Exercisable	Exercise Price	Expiry Date
		$
50,000	50,000	$1.90	May 14, 2022
257,995	257,995	$1.90	February 28, 2024
25,000	25,000	$1.90	January 8, 2025
25,000	25,000	$1.90	February 13, 2025
25,000	25,000	$1.90	March 10, 2025
25,000	25,000	$1.90	April 13, 2025
275,000	275,000	$1.90	July 23, 2025
750,715	107,245	$1.90	January 1, 2026
321,735	214,490	$1.90	January 14, 2026
1,755,445	1,004,730

The weighted average life of share options outstanding at November 30, 2021 was 3.61 years and 3.24 years for exercisable options.

Warrants

Agents’ warrants

During the year ended November 30, 2020, the Company issued 213,333 agents warrants with a total fair value of $252,976 and an exercise price of $1.88 per warrant in connection with the private placement which closed on June 8, 2020.

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the warrants granted:

	2021	2020	2019
Risk-free interest rate	-	0.48%	-
Dividend yield	-	nil	-
Expected life	-	5.0 years	-
Volatility	-	103%	-
Weighted average fair value per warrant	-	$1.19	-

Agents’ warrant transactions are summarized as follows:

	Number of Agents’ Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2019	8,000	$4.00
Issued	213,333	$1.88
Cancelled	(8,000)	$4.00
Balance, November 30, 2020	213,333	$1.88
Exercised	(186,666)	$1.88
Balance, November 30, 2021	26,667	$1.88

A summary of the agents’ warrants outstanding and exercisable at November 30, 2021 is as follows:

Number Outstanding	Exercise Price	Expiry Date
	$
26,667	$1.88	June 4, 2025
26,667

The weighted average life of agent’s warrants outstanding at November 30, 2021 was 3.52 years.

Share purchase warrants

During the year ended November 30, 2019, the Company issued 1,000,167 share purchase warrants with an exercise price of $1.75 per warrant in connection with the conversion of various convertible debentures.

On October 18, 2019, the Company repriced six tranches of share purchase warrants to $1.20.

During the year ended November 30, 2020, the Company:

•	issued 527,402 share purchase warrants with an exercise price of $1.75 per warrant in connection with the conversion of various convertible debentures;
•	issued 621,865 share purchase warrants with an exercise price of $1.20 per warrant in connection with the exercise of the “B” share purchase warrants described under Derivative liability below; and
•	issued 1,333,334 share purchase warrants with an exercise price of $1.88 per warrant in connection with the registered direct offering which closed in June 2020.

On February 12, 2021, the Company extended the expiry date of 346,000 share purchase warrants with an exercise price of $1.75 from February 26, 2021 to March 11, 2021 due to the investors being subject to a trading blackout.

During the year ended November 30, 2021, the Company issued 270,000 share purchase warrants with an exercise price of $1.75 per warrant in connection with the conversion of a convertible debenture (Note 19).

Share purchase warrant transactions are summarized as follows:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
		$
Balance, November 30, 2019	1,984,474	$1.81
Issued	2,482,601	$1.68
Exercised	(1,433,366)	$1.39
Balance, November 30, 2020	3,033,709	$1.66
Issued	270,000	$1.75
Exercised	(1,408,501)	$1.84
Expired	(1,516,000)	$1.46
Balance, November 30, 2021	379,208	$1.84

A summary of the share purchase warrants outstanding and exercisable at November 30, 2021 is as follows:

Number Outstanding	Exercise Price	Expiry Date
	$
24,208	$1.20	April 6, 2022
355,000	$1.88	June 9, 2025
379,208

The weighted average life of share purchase warrants outstanding at November 30, 2021 was 3.33 years.

Restricted share units (“RSUs”)

During the year ended November 30, 2020, the Company granted 1,000,001 RSUs to certain directors, officers, and consultants of the Company which vest 25% on grant (September 3, 2020) and 25% each six months thereafter. The granted RSUs convert to common shares of the Company upon vesting, accordingly, 250,001 common shares were issued upon grant.

During the year ended November 30, 2021, the Company recorded share-based compensation expense of $621,866 (2020 - $694,010) in relation to the issued RSUs. The fair value of the RSUs was measured using the value on the grant date of $1.47 per common share.

Number of RSUs

Balance, November 30, 2019	-
Granted	1,000,001
Vested	(250,001)
Balance, November 30, 2020	750,000
Vested	(487,502)
Cancelled	(98,541)
Balance, November 30, 2021	163,957

Derivative liability

a)	On August 30, 2017, the Company completed a non-brokered private placement of 132,043 units for cash proceeds of CAD$126,000. Each unit consisted of one “A” share purchase warrant and one “B” share purchase warrant. Each “A” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of CAD$3.00 per warrant. Each “B” warrant entitles the holder to purchase one share of the Company for a period of three years from closing at a price of CAD$6.00, repriced to $1.20 on October 18, 2019. The warrant agreement provides an anti-dilution clause for each of the A and B warrants that, upon exercise of the warrants, will cause the Company to issue additional warrants sufficient to entitle the warrant holder to acquire 10% of the issued and outstanding common shares of the Company. Such right is limited to one exercise of either of the A and B warrants and all of the A warrants must be exercised prior to exercising any of the class B warrants.

The anti-dilution right for the A and B share purchase warrants was valued at CAD$126,000 as at November 30, 2017 as the acquisition price approximated fair value due to the recency of the transaction. During the year ended November 30, 2018, certain A warrants were exercised causing the rights to expire resulting in a decrease to the liability.

During the year ended November 30, 2020, certain B warrants were exercised causing the rights to expire resulting in the elimination of the liability.

As at November 30, 2020, the rights attached to the B warrants were valued at $nil (2019 - $nil) resulting in a derivative gain of $829,463 for the year ended November 30, 2020 (2019 – loss of $753,597).

The following weighted average assumptions were used in the Black-Scholes option-pricing model for the revaluation of the derivative liability as at November 30, 2021, 2020 and 2019:

	2021	2020	2019
Risk-free interest rate	-	-	1.70%
Dividend yield	-	-	Nil
Expected life	-	-	0.75 year
Volatility	-	-	106%
Probability of exercise	-	-	75%

b)	Due to the Company changing its functional currency from the CAD to the USD during the year ended November 30, 2018, a derivative liability occurred on the date of change on the Company’s previously issued share purchase warrants with CAD exercise prices. During the year ended November 30, 2019, the share purchase warrants with a CAD exercise price was repriced to USD resulting in the elimination of the derivative liability.

As at November 30, 2019, the Company revalued the derivative liability to $nil and recorded a gain of $414,878.

c)	On June 8, 2020, the Company closed a registered direct offering, under its F-3 registration statement in the United States, by issuing 2,666,672 common shares of the Company at $1.50 per common share for total proceeds of $4,000,002. Concurrent with this offering, the Company issued to the investors 1,333,334 share purchase warrants exercisable for $1.88 per common share with a maturity date of June 9, 2025. The holders of the Cashless Warrants may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Cashless Warrant shares to the holder, in lieu of exercising the Cashless Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Cashless Warrants. The fair value is determined by multiplying the number of Cashless Warrants to be exercised by the previous day’s volume weighted average price (“VWAP”) less the exercise price with the difference divided by the VWAP. If a Cashless Warrant holder exercises this option, there will be variability in the number of shares issued per Cashless Warrant.

On initial recognition, the Company allocated $351,779, being the fair value of the Cashless Warrants, from the proceeds of the offering included in share capital to set up the derivative liability. On March 24, 2021, the Company’s registration statement restricting the Cashless Warrant holders ability to elect to cashless exercise their Cashless Warrants became effective resulting in the Company revaluing the derivative liability to $nil (2020 - $263,139) and recording a loss of $160,364 (2020 - gain of $88,639).

On March 24, 2021, the Company revalued the derivative liability to $3,226,693 using the following Black Scholes assumptions: risk –free rate of $0.10%, dividend yield of nil, expected life of 0.01 years, and volatility of $150%. The Company transferred $423,503 from derivative liability to share capital in connection with the exercise of 175,000 Cashless Warrants on March 24, 2021 and reversed the remaining derivative liability on the expiry of the cashless exercise feature.